FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS AND RISK MANAGEMENTSummary of financial instruments:Categories of financial instruments: The carrying values of the Company’s financial instruments are classified into the following categories:

As at				March 31, 2024
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$170,177	$—	$170,177
Trade accounts receivable	—	437,329	—	437,329

Financial liabilities:
Bank indebtedness	—	(4,060)	—	(4,060)
Trade accounts payable and accrued liabilities	—	(535,844)	—	(535,844)
Long-term debt	—	(1,171,972)	—	(1,171,972)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	600	—	—	600
Derivative instruments in designated hedge accounting relationships – gain (ii)	—	—	2,290	2,290
Cross-currency interest rate swap – gain (iii)	—	—	3,103	3,103
Interest rate swap instrument – gain (iii)	—	—	1,198	1,198

As at				March 31, 2023
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$159,867	$—	$159,867
Trade accounts receivable	—	368,855	—	368,855

Financial liabilities:
Bank indebtedness	—	(5,824)	—	(5,824)
Trade accounts payable and accrued liabilities	—	(601,094)	—	(601,094)
Long-term debt	—	(1,155,786)	—	(1,155,786)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	1,024	—	—	1,024
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(4,860)	(4,860)
Cross-currency interest rate swap – gain (iii)	—	—	5,469	5,469
Interest rate swap instrument – gain (iii)	—	—	467	467
(i) Cash and cash equivalents is in the form of deposits on demand with major financial institutions. Cash equivalents were nil at March 31, 2024 and March 31, 2023.

(ii) Derivative financial instruments in a gain position are included in deposits, prepaids and other assets, and derivative financial instruments in a loss position are included in accounts payable and accrued liabilities on the consolidated statements of financial position.

(iii) The cross-currency interest rate swap instrument in a gain position is included in other assets on the consolidated statements of financial position. The cross-currency interest rate swap instrument in a loss position is included in other long-term liabilities on the consolidated statements of financial position.

During the years ended March 31, 2024 and March 31, 2023, there were no changes in the classification of financial assets as a result of a change in the purpose or use of those assets.
Fair value measurements: The following table summarizes the Company’s financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2024
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$600	$—	$600	$—	$600
Derivative instruments in designated hedge accounting relationships	2,290	—	2,290	—	2,290
Cross-currency interest rate swap	3,103	—	3,103	—	3,103
Interest rate swap instrument	1,198	—	1,198	—	1,198
Disclosed at fair value:
Long-term debt	(1,171,972)	—	(1,130,183)	—	(1,130,183)

As at					March 31 2023
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$1,024	$—	$1,024	$—	$1,024
Derivative instruments in designated hedge accounting relationships	(4,860)	—	(4,860)	—	(4,860)
Cross-currency interest rate swap	5,469	—	5,469	—	5,469
Interest rate swap instrument	467	—	467	—	467
Disclosed at fair value:
Long-term debt	(1,155,786)	—	(1,102,089)	—	(1,102,089)

The estimated fair values of cash and cash equivalents, accounts receivable, bank indebtedness, accounts payable and accrued liabilities approximate their respective carrying values due to the short period to maturity. The estimated fair value of long-term debt borrowings under the Credit Facility and other facilities approximates the carrying value due to interest rates approximating current market values. The estimated fair value of the long-term debt Senior Notes reflects the current trading price.

Derivative financial instruments are carried at fair value. The fair value of the Company’s derivative instruments is estimated using a discounted cash flow technique incorporating inputs that are observable in the market or can be derived from observable market data. The derivative contract counterparties are highly rated multinational financial institutions.

During the years ended March 31, 2024 and March 31, 2023, there were no transfers between Level 1 and Level 2 fair value measurements.
Risks arising from financial instruments and risk management:
The Company manages its market risk through the use of various financial derivative instruments. The Company uses these instruments to mitigate exposure to fluctuations in foreign exchange rates. The Company’s strategy, policies and controls are designed to ensure that the risks it assumes comply with the Company’s internal objectives and its risk tolerance. The Company does not enter into derivative financial agreements for speculative purposes. As such, any change in cash flows associated with derivative instruments is designed to be offset by changes in cash flows of the relevant risk being hedged.

When appropriate, the Company applies hedge accounting. Hedging does not guard against all risks and is not always effective. The Company may recognize financial losses as a result of volatility in the market values of these contracts. The fair values of these instruments represent the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date. The fair value of these derivatives is determined using valuation techniques such as discounted cash flow analysis. The valuation technique incorporates all factors that would be considered in setting a price, including the Company’s own credit risk as well as the credit risk of the counterparty.

Foreign currency risk
The Company transacts business in multiple currencies, the most significant of which are the Canadian dollar, the U.S. dollar and the Euro. As a result, the Company has foreign currency exposure with respect to items denominated in foreign currencies that may have an impact on operating results and cash flows. The types of foreign exchange risk can be categorized as follows:
Translation exposure
Each foreign operation’s assets and liabilities are translated from the subsidiary’s functional currency into Canadian dollars using the exchange rates in effect at the consolidated statement of financial position date. Unrealized translation gains and losses are deferred and included in accumulated other comprehensive income. The cumulative currency translation adjustments are recognized in income when there has been a reduction in the net investment in the foreign operations.

Foreign currency risks arising from the translation of assets and liabilities of foreign operations into the Company’s functional currency are hedged under certain circumstances. The Company has assessed the net foreign currency exposure of operations relative to their own functional currency. A fluctuation of +/- 5% in the Euro, and U.S. dollar, provided as an indicative range in a volatile currency environment, would, everything else being equal, have an effect on accumulated other comprehensive income for the year ended March 31, 2024 of approximately +/- $8,602 and $36,925, respectively (2023 +/- $62,943 and $72,051), and on income before income taxes for the year ended March 31, 2024 of approximately +/- $1,679 and $6,934, respectively (2023 +/- $12 and $2,840).

Foreign-currency-based earnings are translated into Canadian dollars each period at prevailing rates. As a result, fluctuations in the value of the Canadian dollar relative to these other currencies will impact reported net income.

Transaction exposure
The Company generates significant revenues in foreign currencies, which exceed the natural hedge provided by purchases of goods and services in those currencies. The Company’s risk management objective is to reduce cash flow risk related to foreign currency-denominated cash flows. In order to manage foreign currency exposure in subsidiaries that have transaction exposure in currencies other than the subsidiary’s functional currency, the Company enters into forward foreign exchange contracts. The timing and amount of these forward foreign exchange contracts are estimated based on existing customer contracts on hand or anticipated, current conditions in the Company’s markets and the Company’s past experience. As such, there is not a material transaction exposure.

The Company’s U.S. dollar-denominated Senior Notes are translated into Canadian dollars at the foreign exchange rate in effect at the consolidated statement of financial position dates. As a result, the Company is exposed to foreign currency translation gains and losses. The Company uses cross-currency interest rate swaps as derivative financial instruments to hedge a portion of its foreign exchange risk related to the Senior Notes. The balance of the Senior Notes is designated as a hedge of the U.S. dollar-denominated net investment in foreign operations.

Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

In relation to its debt financing, the Company is exposed to changes in interest rates, which may impact the Company’s borrowing costs. Floating rate debt exposes the Company to fluctuations in short-term interest rates. The Company manages interest rate risk on a portfolio basis and seeks financing terms in individual arrangements that are most advantageous taking into account all relevant factors, including credit margin, term and basis. The risk management objective is to minimize the potential for changes in interest rates to cause adverse changes in cash flows to the Company. As at March 31, 2024, $408,420 or 34.0% (March 31, 2023 - $388,397 or 33.0%) of the Company’s total debt is subject to movements in floating interest rates. A +/- 1% change in interest rates in effect for the fiscal year would, all things being equal, have an impact of +/- $4,084 on income before income taxes for the year ended March 31, 2024 (March 31, 2023 +/- $3,884).
Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to credit risk consist mainly of cash and cash equivalents, accounts receivable, contract assets and derivative financial instruments. The carrying values of these assets represent management’s assessment of the associated maximum exposure to such credit risk. Cash and cash equivalents are held by major financial institutions. Substantially all of the Company’s trade accounts receivable and contract assets are due from customers in a variety of industries and, as such, are subject to normal credit risks from their respective industries. The Company regularly monitors customers for changes in credit risk. The Company does not believe that any single industry or geographic region represents significant credit risk. Credit risk concentration with respect to trade receivables is mitigated by the Company’s client base being primarily large, multinational customers and a portion of these balances being insured by a third party.

Trade receivables – aged by due date as at	March 31 2024	March 31 2023
Current	$316,492	$304,181
1 – 30 days	68,454	35,704
31 – 60 days	12,537	13,098
61 – 90 days	13,554	5,870
Over 90 days	32,533	16,503
Total	$443,570	$375,356

The movement in the Company’s allowance for doubtful accounts for the years ended March 31 was as follows:

	2024	2023
Balance, at April 1	$6,501	$5,216
Provision for doubtful accounts	2,135	1,086
Amounts written off	(201)	(491)
Recoveries	(2,114)	(406)
Foreign exchange	(80)	1,096
Balance, at March 31	$6,241	$6,501

The Company minimizes credit risk associated with derivative financial instruments by only entering into derivative transactions with highly rated multinational financial institutions, in order to reduce the risk of counterparty default. The Company reviews counterparty credit ratings on a regular basis and sets credit limits when deemed necessary.

Liquidity risk
Liquidity risk is the risk that the Company may encounter difficulties in meeting obligations associated with financial liabilities. The Company’s process for managing liquidity risk includes ensuring, to the extent possible, that it will have sufficient liquidity to meet its liabilities when they become due. The Company requires authorizations for expenditures on projects and prepares annual capital expenditure budgets to assist with the management of capital. The Company’s accounts payable primarily have contractual maturities of less than 90 days, and the contractual cash flows equal their carrying values.

Trade payables – aged by due date as at	March 31 2024	March 31 2023
1 – 30 days	$179,521	$222,332
31 – 60 days	27,514	32,246
61 – 90 days	7,732	17,836
Over 90 days	6,697	13,072
Total	$221,464	$285,486

As at March 31, 2024, the Company was holding cash and cash equivalents of $170,177 (March 31, 2023 - $159,867) and had unutilized lines of credit of $447,339 (March 31, 2023 - $456,010). The Company expects that continued cash flows from operations in fiscal 2025, together with cash and cash equivalents on hand and available credit facilities, will be more than sufficient to fund its requirements for investments in working capital, property, plant and equipment and strategic investments including some potential acquisitions, and that the Company’s credit ratings provide reasonable access to capital markets to facilitate future debt issuance.

The Company’s long-term debt obligations and scheduled interest payments are presented in note 16.
Hedge accounting and risk management contracts:
Cash flow hedges - foreign currency risk of forecasted purchases and sales
The Company manages foreign exchange risk on its highly probable forecasted revenue and purchase transactions denominated in various foreign currencies. The Company has identified foreign exchange fluctuation risk as the hedged risk. To mitigate the risk, forward currency contracts are designated as the hedging instrument and are entered into to hedge a portion of the purchases and sales. The forward currency contracts limit the risk of variability in cash flows arising from foreign currency fluctuations. The Company has established a hedge ratio of 1:1 for all of its hedging relationships. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness.

Cash flow hedges - foreign currency risk on foreign-currency-denominated Senior Notes
The Company uses cross-currency interest rate swaps as derivative financial instruments to hedge a portion of its foreign exchange risk related to its U.S. dollar-denominated Senior Notes. On April 20, 2022, the Company entered into a cross-currency interest rate swap instrument to swap U.S. $175,000 into Canadian dollars to hedge a portion of its foreign exchange risk related to its U.S. dollar-denominated Senior Notes. The Company will receive interest of 4.125% U.S. per annum and pay interest of 4.169% Canadian. The terms of the hedging relationship will end on December 15, 2025. The Company has established a hedge ratio of 1:1 for all of its hedging relationships. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness.

Cash flow hedges - variable for fixed interest rate swap
Effective November 4, 2022, the Company entered into a variable for fixed interest rate swap instrument. The instrument swapped the variable interest rate on its $300,000 non-amortized secured term credit facility to a fixed 4.241% interest plus a margin and the terms of the hedging instrument end on November 4, 2024. On November 21, 2023, the Company entered into a variable for fixed interest rate swap instrument to swap the variable interest rate on its $300,000 non-amortized secured term credit facility to a fixed 4.044% interest plus a margin for the period November 4, 2024 to November 4, 2026. The Company has established a hedge ratio of 1:1 for the hedging relationship. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness.
Hedge of Euro-denominated net investment in foreign operations
The Company manages foreign exchange risk on its Euro-denominated net investments. The Company uses a cross-currency interest rate swap as a derivative financial instrument to hedge a portion of the foreign exchange risk related to its Euro-denominated net investment. On April 20, 2022, the Company entered into a cross-currency interest rate swap instrument to swap 161,142 Euros into Canadian dollars to hedge the net investment in its European operations. The Company will receive interest of 4.169% Canadian per annum and pay interest of 2.351% Euros. The terms of the hedging relationship will end on December 15, 2025. The Company has established a hedge ratio of 1:1 for all of its hedging relationships. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness.

During the years ended March 31, 2024 and March 31, 2023, income of $345 and $75, respectively, was recognized in selling, general and administrative expenses for the ineffective portion of cash flow hedges.

The following table summarizes the Company’s outstanding cash flow hedge positions to buy and sell foreign currencies under forward foreign exchange contracts and cross-currency interest rate swaps:

As at							March 31, 2024
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Item sold	Item bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continuing hedges	For discontinued hedges
Derivative hedging instruments (i)
U.S. dollars	Canadian dollars	233,244	1,024		1,024	1,024	1,024	—
Euros	Canadian dollars	98,103	1,559		1,559	1,559	1,559	—
U.S. dollars	Euros	18,648		204	204	204	204	—
Euros	U.S. dollars	10,763		26	26	26	26	—
Euros	Czech Koruna	2,740		63	63	63	63	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	237,038	17,204	—	1,017	1,017	17,204	—
Canadian dollars	Euros	235,477	—	14,101	(3,383)	(3,383)	14,101	—

Interest rate swap instrument (ii)
Variable rate	Fixed rate	406,350	1,198	—	732	732	1,198	—

As at							March 31, 2023
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Currency sold	Currency bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continued hedges	For discontinued hedges
Derivative hedging instruments (i)
U.S. dollars	Canadian dollars	193,545	—	1,083	1,083	1,083	1,083	—
Euros	Canadian dollars	56,573	—	4,152	4,152	4,152	4,152	—
U.S. dollars	Euros	45,535	522	—	522	522	522	—
Euros	U.S. dollars	3,648	—	99	99	99	99	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	236,495	16,187	—	20,122	20,122	16,187	—
Canadian dollars	Euros	236,137	—	10,718	(28,722)	(28,722)	10,718	—

Interest rate swap instrument (ii)
Variable rate	Fixed rate	405,420	467	—	467	467	467	—

(i) Derivative hedging instruments in a gain position are included in deposits, prepaids and other assets, and derivative hedging instruments in a loss position are included in accounts payable and accrued liabilities on the consolidated statements of financial position.

(ii) The cross-currency interest rate swap instrument in a gain position is included in other assets on the consolidated statements of financial position. The cross-currency interest rate swap instrument in a loss position is included in other long-term liabilities on the consolidated statements of financial position.

As at March 31, 2024, the Company is holding the following forward foreign exchange contracts to hedge the exposure on its revenues and purchases:

As at										March 31, 2024
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
U.S. dollars	Canadian dollars	65,780	1.352	48,247	1.353	42,539	1.351	24,381	1.360	47,408	1.363
Euros	Canadian dollars	24,842	1.479	28,130	1.483	12,056	1.495	8,768	1.512	20,458	1.524
U.S. dollars	Euros	11,170	0.907	5,224	0.928	2,198	0.905	—	—	—	—
Euros	Czech Koruna	1,279	24.523	877	24.866	584	24.958	—	—	—	—

Purchase hedges
U.S. dollars	Canadian dollars	4,889	1.339	—	—	—	—	—	—	—	—
Euros	U.S. dollars	2,192	1.084	3,208	1.088	3,317	1.093	2,046	1.098	—	—
U.S. dollars	Euros	56	0.919	—	—	—	—	—	—	—	—
Euros	Canadian dollars	3,513	1.480	336	1.473	—	—	—	—	—	—

As at										March 31, 2023
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
Euros	U.S. dollars	1,300	1.145	650	1.150	—	—	—	—	—	—
U.S. dollars	Canadian dollars	55,347	1.333	45,926	1.341	31,114	1.339	21,616	1.348	39,542	1.344
Euros	Canadian dollars	23,602	1.355	16,119	1.369	12,456	1.370	4,396	1.374	—	—
U.S. dollars	Euros	11,398	0.929	15,567	0.921	10,423	0.928	4,400	0.925	3,228	1.014

Purchase hedges
Euros	U.S. dollars	665	1.088	204	1.081	—	—	828	1.092	—	—
U.S. dollars	Euros	365	0.955	98	1.003	—	—	—	—	56	0.919

The following summarizes the Company’s amounts included in other comprehensive income that relate to hedge accounting:

As at				March 31, 2024
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	(7,154)	—	(1,706)	Revenues
Purchase hedges	4	—	(80)	Cost of revenues
Cross-currency interest rate swap	(1,017)	—	—	Net finance costs
Interest rate swap instrument	(732)	—	—	Net finance costs

As at				March 31, 2023
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	6,914	—	(5,413)	Revenues
Purchase hedges	(219)	—	(170)	Cost of revenues
Cross-currency interest rate swap	(20,122)	—	—	Net finance costs
Interest rate swap instrument	(467)	—	—	Net finance costs

Instruments not subject to hedge accounting
As part of the Company’s risk management strategy, forward contract derivative financial instruments are used to manage foreign currency exposure related to the translation of foreign currency net assets to the subsidiary’s functional currency. As these instruments have not been designated as hedges, the change in fair value is recorded in selling, general and administrative expenses in the consolidated statements of income.
For the year ended March 31, 2024, the Company recorded risk management gains of $5,448 (losses of $21,553 for the year ended March 31, 2023) on foreign currency risk management forward contracts in the consolidated statements of income. Included in these amounts were unrealized gains of $3,146 (losses of $2,758 during the year ended March 31, 2023), representing the change in fair value. In addition, during the year ended March 31, 2024, the Company realized gains in foreign exchange of $2,302 (losses of $18,795 during the year ended March 31, 2023), which were settled.